Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000
Previously Paid Amount	0
Total Fee Amount	241,675
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.
Net Fee	$ 241,675
Narrative - Max Aggregate Offering Price	$ 1,750,000,000
Final Prospectus	true